Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue						$ 120
Operating expenses:
Research and development	$ 2,098	$ 652	$ 3,755	$ 2,221	5,126	6,367
General and administrative	2,497	1,281	3,521	2,292	4,101	3,870
Impairment						7,494
Total operating expenses	4,595	1,933	7,276	4,513	9,227	17,731
Loss from operations	(4,595)	(1,933)	(7,276)	(4,513)	(9,227)	(17,611)
Other (income) expenses
Interest income						(7)
Interest expenses	382	374	509	336	227	3,312
Loss (gain) on investment	67	(411)	180	(411)	(708)
Foreign exchange losses (gains), net	(1)	10	80	(86)	(62)	(80)
Fair value adjustment of derivative liabilities	(75)	(158)	(30)	(1,061)	(2,131)	(1,859)
Change in fair value of convertible debt	98	475	298	475	681
Net other income (expenses)	471	290	1,037	(747)	(1,993)	1,366
Net loss for the period before tax benefit	(5,066)	(2,223)	(8,313)	(3,766)	(7,234)	(18,977)
Income tax benefit	373	261	655	829	2,161	4,577
Net loss	(4,693)	(1,962)	(7,658)	(2,937)	(5,073)	(14,400)
Net loss attributable to non-controlling interests		(14)		(15)	(15)	(87)
Net loss attributable to Allarity A/S common stockholders	$ (4,693)	$ (1,948)	$ (7,658)	$ (2,922)	$ (5,058)	$ (14,313)
Basic and diluted net loss per common share (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.23)
Weighted-average number of common shares outstanding, basic and diluted (in Shares)	250,859,128	140,303,961	238,832,128	132,665,515	172,723,125	63,407,230
Other comprehensive loss, net of tax:
Change in cumulative translation adjustment	$ (304)	$ 311	$ (846)	$ 82	$ 2,452	$ (465)
Change in fair value attributable to instrument specific credit risk	(3)	6	(9)	6	9
Total comprehensive loss	(5,000)	(1,645)	(8,513)	(2,849)	(2,612)	(14,865)
Less comprehensive gain (loss) attributable to non-controlling interests		(14)		(15)	(15)	(165)
Comprehensive loss attributable to Allarity A/S common stockholders	$ (5,000)	$ (1,631)	$ (8,513)	$ (2,834)	$ (2,597)	$ (14,700)